Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable
Beginning balance	$ 19,847	$ 14,774
Additions	248,357	19,847
Payments received	$ (268,204)	(14,774)
Ending balance		$ 19,847